Financial risk management - Summary Of Contractual Electricity Supply Profile (Detail)	Dec. 31, 2023 GWh
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Average expected coverage	25.00%
More than one year
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Average expected coverage	77.00%
After one year but not more than five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Average expected coverage	56.00%
More than five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Average expected coverage	17.00%
The Netherlands
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	2,419
The Netherlands | More than one year
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	142
The Netherlands | After one year but not more than five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	1,000
The Netherlands | More than five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	1,277
Germany
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	880
Germany | More than one year
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	5
Germany | After one year but not more than five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	361
Germany | More than five years
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Total	514